Business combinations, 2024 (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) WindFarm MW	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Additional revenue amount			$ 0
Asset Acquisition 2024 [Member]
Business combinations [Abstract]
Percentage of voting equity interests acquired	100.00%	100.00%
Number of wind assets acquired | WindFarm	2
Installed capacity | MW	32
Fair Value, Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16	$ 66,898	$ 66,898
Intangible assets under IFRS 16	5,098	5,098
Cash & cash equivalents	4,467	4,467
Other current assets	3,258	3,258
Deferred tax liabilities	(3,332)	(3,332)
Lease liabilities	(5,098)	(5,098)
Other current and non-current liabilities	(5,611)	(5,611)
Total net assets acquired at fair value	65,680	65,680
Asset acquisition - purchase price	(65,680)	(65,680)
Net result of business combinations	$ 0	0
Revenue contributed by the acquisitions		300
Amount of profit after tax		200
Additional revenue amount		2,500
Additional amount of profit after tax		$ 1,000